Deferred Acquisition Costs and Deferred Sales Inducements - Deferred Sales Inducements Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in Deferred Sales Inducements [Roll Forward]
Balance, beginning of year	$ 80	$ 77	$ 130
Deferrals of sales inducements	4	8	3
Amortization	(8)	(8)	(144)
Unrealized investment losses (gains)			(88)
Balance, end of year	76	80	77
Change in accounting principle
Movement in Deferred Sales Inducements [Roll Forward]
Balance, beginning of year	$ 0	3
Balance, end of year		$ 0	$ 3